Related Party Transactions (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) Officers	Jun. 30, 2016 USD ($) Officers	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Salaries and bonuses payable		$ 95,620	$ 95,620	$ 95,620
Number of officers and membership holders | Officers		4	4
TD Legacy [Member]
Related Party Transaction [Line Items]
Due from related parties, current	$ 100,000
Transaction fee	100,000
Related party receivable			$ 100,000
Windsor Court Holdings, LLC [Member]
Related Party Transaction [Line Items]
Related party note payable	$ 500,000
Ownership percent	25.00%